Consolidated Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Contrafund℠ Portfolio
March 31, 2026
VIPCON-NPRT1-0526
1.799865.122
Common Stocks - 95.4%
	Shares	Value ($)
AUSTRALIA - 0.1%
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Brambles Ltd	89,829	1,409,802
Clean TeQ Water Ltd (b)	2,611	654
TOTAL INDUSTRIALS		1,410,456
Materials - 0.1%
Metals & Mining - 0.1%
Anglogold Ashanti Plc	148,600	14,467,696
TOTAL AUSTRALIA		15,878,152
BELGIUM - 0.3%
Health Care - 0.3%
Pharmaceuticals - 0.3%
UCB SA	297,500	89,635,780
BRAZIL - 0.4%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
MercadoLibre Inc (b)	16,200	28,010,124
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petroleo Brasileiro SA - Petrobras ADR	213,200	4,423,900
Financials - 0.2%
Banks - 0.2%
Itau Unibanco Holding SA ADR	1,016,702	8,519,963
NU Holdings Ltd/Cayman Islands Class A (b)	2,717,017	39,043,534
		47,563,497
Capital Markets - 0.0%
Banco BTG Pactual SA unit	249,169	2,707,747
TOTAL FINANCIALS		50,271,244
Materials - 0.1%
Metals & Mining - 0.1%
Wheaton Precious Metals Corp	228,200	29,954,223
TOTAL BRAZIL		112,659,491
BURKINA FASO - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
IAMGOLD Corp (b)	263,900	4,962,709
CANADA - 3.3%
Consumer Discretionary - 0.1%
Broadline Retail - 0.0%
Dollarama Inc	23,140	2,839,977
Specialty Retail - 0.0%
Aritzia Inc Subordinate Voting Shares (b)	59,400	4,847,306
Textiles, Apparel & Luxury Goods - 0.1%
Gildan Activewear Inc (c)	117,700	6,554,683
TOTAL CONSUMER DISCRETIONARY		14,241,966
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Cameco Corp (United States)	135,154	14,679,076
Canadian Natural Resources Ltd (c)	703,000	34,293,423
Cenovus Energy Inc	185,500	4,923,197
Imperial Oil Ltd	943,100	123,529,762
PrairieSky Royalty Ltd	35,810	828,899
Suncor Energy Inc	124,200	8,214,824
TOTAL ENERGY		186,469,181
Financials - 0.4%
Banks - 0.3%
Royal Bank of Canada	318,539	51,493,818
Toronto Dominion Bank	118,417	11,059,404
		62,553,222
Insurance - 0.1%
Fairfax Financial Holdings Ltd Subordinate Voting Shares	4,946	8,427,577
Intact Financial Corp	145,866	26,432,249
		34,859,826
TOTAL FINANCIALS		97,413,048
Health Care - 0.0%
Biotechnology - 0.0%
Xenon Pharmaceuticals Inc (b)	124,200	7,222,230
Information Technology - 0.8%
Electronic Equipment, Instruments & Components - 0.0%
Celestica Inc (b)	97,900	27,616,935
IT Services - 0.5%
Shopify Inc Class A (b)	539,500	64,013,996
Shopify Inc Class A (United States) (b)	501,931	59,539,055
		123,553,051
Software - 0.3%
Constellation Software Inc/Canada	26,300	46,168,023
Descartes Systems Group Inc/The (United States) (b)	346,700	24,809,852
		70,977,875
TOTAL INFORMATION TECHNOLOGY		222,147,861
Materials - 1.3%
Metals & Mining - 1.3%
Agnico Eagle Mines Ltd/CA	214,454	43,530,570
Alamos Gold Inc Class A	277,236	12,334,222
Barrick Mining Corp (United States)	312,200	12,734,638
Franco-Nevada Corp	343,655	85,092,348
Franco-Nevada Corp (United States) (c)	413,800	102,229,290
G Mining Ventures Corp (b)	228,043	8,003,062
Lundin Gold Inc	481,180	36,772,515
Orla Mining Ltd	3,564,567	57,321,087
TOTAL MATERIALS		358,017,732
TOTAL CANADA		885,512,018
CHILE - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Lundin Mining Corp	96,700	2,411,417
CHINA - 0.1%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Tencent Holdings Ltd	24,401	1,539,029
Consumer Discretionary - 0.0%
Automobiles - 0.0%
BYD Co Ltd H Shares	765,323	10,462,989
Industrials - 0.1%
Electrical Equipment - 0.1%
Contemporary Amperex Technology Co Ltd A Shares (China)	256,900	15,220,031
TOTAL CHINA		27,222,049
CONGO DEMOCRATIC REPUBLIC OF - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Ivanhoe Mines Ltd Class A (b)	2,108,338	18,020,372
DENMARK - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Damora Therapeutics Inc (b)	105,500	2,732,450
FINLAND - 0.1%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Amer Sports Inc (b)	804,861	26,496,024
Information Technology - 0.0%
Communications Equipment - 0.0%
Nokia Oyj	750,300	6,018,923
TOTAL FINLAND		32,514,947
FRANCE - 0.1%
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
EssilorLuxottica SA	38,706	9,019,470
Industrials - 0.0%
Aerospace & Defense - 0.0%
Dassault Aviation SA	12,560	4,674,866
TOTAL FRANCE		13,694,336
GERMANY - 0.0%
Financials - 0.0%
Insurance - 0.0%
Allianz SE	2,932	1,238,238
Industrials - 0.0%
Aerospace & Defense - 0.0%
Rheinmetall AG	3,500	5,903,752
Electrical Equipment - 0.0%
Siemens Energy AG	31,894	5,500,107
TOTAL INDUSTRIALS		11,403,859
TOTAL GERMANY		12,642,097
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Bullish	4,900	175,076
Insurance - 0.0%
Accelerant Holdings Class A (b)	13,500	180,360
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		355,436
INDIA - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Meesho	9,176	14,020
Hotels, Restaurants & Leisure - 0.0%
Eternal Ltd (b)	851,200	2,125,582
Specialty Retail - 0.0%
Lenskart Solutions Ltd (b)	230,733	1,250,591
TOTAL CONSUMER DISCRETIONARY		3,390,193
Financials - 0.0%
Banks - 0.0%
HDFC Bank Ltd ADR	15,642	389,173
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Max Healthcare Institute Ltd	111,600	1,162,298
TOTAL INDIA		4,941,664
ISRAEL - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Industries Ltd ADR (b)	810,114	24,400,634
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Camtek Ltd/Israel (b)(c)	30,200	4,578,622
TOTAL ISRAEL		28,979,256
ITALY - 0.1%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Brunello Cucinelli SpA (c)	53,600	4,684,327
Industrials - 0.1%
Passenger Airlines - 0.1%
Ryanair Holdings PLC ADR	245,806	14,207,587
Information Technology - 0.0%
Software - 0.0%
Bending Spoons SpA Class C (d)(e)	21,800	1,480,103
TOTAL ITALY		20,372,017
JAPAN - 0.3%
Consumer Discretionary - 0.1%
Automobiles - 0.0%
Toyota Motor Corp	57,900	1,203,588
Broadline Retail - 0.0%
Pan Pacific International Holdings Corp	246,320	1,502,614
Specialty Retail - 0.1%
Fast Retailing Co Ltd	28,346	11,199,686
Textiles, Apparel & Luxury Goods - 0.0%
Asics Corp	391,317	10,520,603
TOTAL CONSUMER DISCRETIONARY		24,426,491
Financials - 0.0%
Banks - 0.0%
Sumitomo Mitsui Financial Group Inc	47,900	1,574,968
Industrials - 0.2%
Industrial Conglomerates - 0.1%
Hitachi Ltd	501,500	14,711,749
Machinery - 0.1%
Daifuku Co Ltd	162,300	5,730,664
Mitsubishi Heavy Industries Ltd	601,306	16,521,880
		22,252,544
Trading Companies & Distributors - 0.0%
ITOCHU Corp	256,525	3,263,124
TOTAL INDUSTRIALS		40,227,417
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Advantest Corp	62,800	8,666,819
Disco Corp	13,000	5,298,583
TOTAL INFORMATION TECHNOLOGY		13,965,402
TOTAL JAPAN		80,194,278
KOREA (SOUTH) - 0.8%
Consumer Discretionary - 0.3%
Automobiles - 0.2%
Hyundai Motor Co	165,396	51,875,569
Kia Corp	17,520	1,761,123
		53,636,692
Broadline Retail - 0.1%
Coupang Inc Class A (b)	1,040,603	19,646,584
TOTAL CONSUMER DISCRETIONARY		73,283,276
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
SK Hynix Inc	223,933	129,354,851
Technology Hardware, Storage & Peripherals - 0.0%
Samsung Electronics Co Ltd	21,160	2,519,766
TOTAL INFORMATION TECHNOLOGY		131,874,617
TOTAL KOREA (SOUTH)		205,157,893
NETHERLANDS - 1.3%
Communication Services - 0.0%
Entertainment - 0.0%
Universal Music Group NV	387,796	7,527,439
Health Care - 0.5%
Biotechnology - 0.5%
Argenx SE ADR (b)	165,180	120,622,695
Newamsterdam Pharma Co NV (b)	15,500	496,155
TOTAL HEALTH CARE		121,118,850
Information Technology - 0.8%
Semiconductors & Semiconductor Equipment - 0.8%
ASM International NV	4,600	3,486,583
ASML Holding NV	6,200	8,244,491
ASML Holding NV depository receipt	71,700	94,703,511
NXP Semiconductors NV	494,300	97,307,898
TOTAL INFORMATION TECHNOLOGY		203,742,483
TOTAL NETHERLANDS		332,388,772
SPAIN - 0.1%
Financials - 0.1%
Banks - 0.1%
Banco Santander SA	1,280,415	14,354,373
SWEDEN - 0.0%
Industrials - 0.0%
Building Products - 0.0%
Assa Abloy AB B Shares	32,200	1,163,962
Information Technology - 0.0%
Communications Equipment - 0.0%
Telefonaktiebolaget LM Ericsson B Shares	130,000	1,482,031
TOTAL SWEDEN		2,645,993
SWITZERLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
On Holding AG Class A (b)	261,235	8,887,215
TAIWAN - 1.9%
Information Technology - 1.9%
Semiconductors & Semiconductor Equipment - 1.9%
Taiwan Semiconductor Manufacturing Co Ltd	3,110,000	180,124,544
Taiwan Semiconductor Manufacturing Co Ltd ADR	942,540	318,531,393

TOTAL TAIWAN		498,655,937
THAILAND - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Fabrinet (b)	22,179	11,566,792
UNITED KINGDOM - 0.4%
Consumer Discretionary - 0.0%
Leisure Products - 0.0%
Games Workshop Group PLC	4,725	1,116,974
Energy - 0.1%
Energy Equipment & Services - 0.1%
TechnipFMC PLC	249,382	17,239,778
Financials - 0.1%
Banks - 0.0%
Starling Bank Ltd (d)(e)	2,643,467	7,137,741
Financial Services - 0.1%
Revolut Group Holdings Ltd (b)(d)(e)	11,679	16,264,643
TOTAL FINANCIALS		23,402,384
Health Care - 0.1%
Pharmaceuticals - 0.1%
Astrazeneca PLC	49,600	9,698,784
Astrazeneca PLC (United States)	36,100	7,119,642
TOTAL HEALTH CARE		16,818,426
Industrials - 0.1%
Aerospace & Defense - 0.1%
Rolls-Royce Holdings PLC	2,428,584	36,896,080
TOTAL UNITED KINGDOM		95,473,642
UNITED STATES - 85.9%
Communication Services - 18.0%
Entertainment - 3.6%
Liberty Media Corp-Liberty Formula One Class C (b)	215,405	18,313,733
Live Nation Entertainment Inc (b)(c)	664,000	101,266,640
Netflix Inc (b)	7,468,840	718,128,966
ROBLOX Corp Class A (b)	846,997	47,906,150
Spotify Technology SA (b)	17,357	8,416,583
Walt Disney Co/The	497,500	47,949,050
Warner Bros Discovery Inc (b)	313,969	8,621,589
		950,602,711
Interactive Media & Services - 14.0%
Alphabet Inc Class A	652,000	187,489,120
Alphabet Inc Class C	4,698,740	1,347,880,556
Epic Games Inc (b)(d)(e)	18,849	8,430,027
Meta Platforms Inc Class A	3,690,302	2,111,332,483
Reddit Inc Class A (b)	152,736	20,565,903
Reddit Inc Class B (b)	62,205	8,375,903
Snap Inc Class A (b)	3,629,400	16,695,240
		3,700,769,232
Media - 0.4%
EchoStar Corp (b)(d)	644,522	75,454,191
EchoStar Corp Class A (b)(c)	414,400	48,513,808
Omnicom Group Inc (c)	114,729	8,640,241
		132,608,240
TOTAL COMMUNICATION SERVICES		4,783,980,183
Consumer Discretionary - 7.7%
Automobiles - 0.3%
General Motors Co	78,810	5,871,345
Rad Power Bikes Inc (b)(d)(e)	401,674	4
Rad Power Bikes Inc warrants 10/6/2033 (b)(d)(e)	384,164	3
Tesla Inc (b)	182,994	68,028,020
		73,899,372
Broadline Retail - 4.7%
Amazon.com Inc (b)	5,948,340	1,238,860,773
Diversified Consumer Services - 0.0%
Duolingo Inc Class A (b)	168,900	16,648,473
Hotels, Restaurants & Leisure - 1.3%
Airbnb Inc Class A (b)	319,524	40,349,491
Black Rock Coffee Bar Inc Class A	7,500	96,900
Carnival Corp	354,046	9,162,710
Cava Group Inc (b)(c)	389,158	31,482,882
DoorDash Inc Class A (b)	137,000	20,570,550
DraftKings Inc Class A (b)	1,690,000	36,537,800
Dutch Bros Inc Class A (b)	40,131	2,033,036
Flutter Entertainment PLC (b)(c)	399,900	40,769,805
Hilton Worldwide Holdings Inc	281,000	85,446,481
Starbucks Corp	182,561	16,355,640
Viking Holdings Ltd (b)	795,836	58,478,029
Wynn Resorts Ltd	38,300	3,889,365
Yum! Brands Inc	25,600	3,980,288
		349,152,977
Household Durables - 0.1%
DR Horton Inc	21,800	2,991,396
PulteGroup Inc	69,600	8,185,656
SharkNinja Inc (b)	65,500	6,936,450
Somnigroup International Inc	78,057	5,769,973
		23,883,475
Specialty Retail - 1.2%
Bob's Discount Furniture Inc	16,400	192,700
Dick's Sporting Goods Inc	200	39,657
Fanatics Inc Class A (b)(d)(e)	232,280	19,453,450
Home Depot Inc/The	492,900	162,109,881
O'Reilly Automotive Inc (b)	340,100	31,394,631
TJX Cos Inc/The	605,854	96,754,884
Urban Outfitters Inc (b)	88,879	5,630,485
Warby Parker Inc Class A (b)	237,300	4,999,911
		320,575,599
Textiles, Apparel & Luxury Goods - 0.1%
Deckers Outdoor Corp (b)	13,400	1,341,206
Ralph Lauren Corp Class A	52,218	17,962,470
		19,303,676
TOTAL CONSUMER DISCRETIONARY		2,042,324,345
Consumer Staples - 2.9%
Beverages - 1.1%
Coca-Cola Co/The	2,603,300	197,980,965
Keurig Dr Pepper Inc	2,974,600	78,321,218
PepsiCo Inc	43,500	6,755,115
Vita Coco Co Inc/The (b)	273,400	13,098,594
		296,155,892
Consumer Staples Distribution & Retail - 1.4%
Casey's General Stores Inc	159,017	115,742,114
Chobani Inc Class A (d)(e)(f)	1,316	5,677,566
Costco Wholesale Corp	54,874	54,678,100
Dollar Tree Inc (b)	1,000,100	109,520,951
Maplebear Inc (b)	852,200	31,923,412
Sprouts Farmers Market Inc (b)	318,800	24,589,044
Walmart Inc	170,162	21,147,733
		363,278,920
Food Products - 0.0%
Once Upon a Farm PBC (b)	78,000	1,275,300
Smithfield Foods Inc	4,600	128,662
		1,403,962
Personal Care Products - 0.1%
elf Beauty Inc (b)(c)	82,600	5,006,386
Estee Lauder Cos Inc/The Class A	119,400	8,569,338
		13,575,724
Tobacco - 0.3%
Philip Morris International Inc	507,713	83,945,267
TOTAL CONSUMER STAPLES		758,359,765
Energy - 2.0%
Energy Equipment & Services - 0.0%
WaterBridge Infrastructure LLC Class A	45,700	1,224,303
Oil, Gas & Consumable Fuels - 2.0%
Cheniere Energy Inc	105,017	29,799,624
Chevron Corp	216,100	44,711,090
ConocoPhillips	328,900	43,414,800
Exxon Mobil Corp	856,767	145,359,089
Marathon Petroleum Corp	100,342	24,501,510
Phillips 66	84,900	15,467,082
Shell PLC ADR	1,984,996	184,604,628
Valero Energy Corp	118,100	29,180,148
		517,037,971
TOTAL ENERGY		518,262,274
Financials - 11.3%
Banks - 2.9%
Bancorp Inc/The (b)	80,200	4,309,146
Bank of America Corp	794,647	38,739,041
Citigroup Inc	750,234	85,084,038
JPMorgan Chase & Co	979,816	288,222,675
Pathward Financial Inc	37,400	3,337,202
Wells Fargo & Co	4,214,176	335,490,551
		755,182,653
Capital Markets - 1.6%
Bank of New York Mellon Corp/The	1,507,084	178,785,375
Cboe Global Markets Inc	208,000	58,462,560
Charles Schwab Corp/The	194,700	18,297,906
Goldman Sachs Group Inc/The	35,562	30,085,096
Interactive Brokers Group Inc Class A	125,200	8,397,164
Moody's Corp	139,912	61,036,610
Morgan Stanley	496,787	81,756,237
		436,820,948
Consumer Finance - 0.4%
American Express Co	254,730	77,050,731
Capital One Financial Corp	148,903	27,164,374
		104,215,105
Financial Services - 5.7%
Apollo Global Management Inc	502,338	55,970,500
Berkshire Hathaway Inc Class B (b)	1,994,178	955,610,098
Mastercard Inc Class A	509,649	254,651,219
Toast Inc Class A (b)	1,681,151	44,567,313
Visa Inc Class A	614,180	185,629,763
		1,496,428,893
Insurance - 0.7%
American Financial Group Inc/OH	172,600	22,042,746
Arthur J Gallagher & Co	43,190	9,354,090
Chubb Ltd	324,006	105,603,276
Progressive Corp/The	54,075	10,719,828
Travelers Companies Inc/The	159,700	46,581,296
		194,301,236
TOTAL FINANCIALS		2,986,948,835
Health Care - 7.6%
Biotechnology - 2.1%
AbbVie Inc	83,898	18,246,976
Alnylam Pharmaceuticals Inc (b)	308,886	102,201,111
Amgen Inc	7,400	2,603,690
Apogee Therapeutics Inc (b)	68,000	5,723,560
BeOne Medicines Ltd ADR (b)	76,653	22,763,641
Biogen Inc (b)	29,800	5,463,234
Caris Life Sciences Inc (b)	114,329	2,044,203
Celldex Therapeutics Inc (b)	28,219	895,107
Cytokinetics Inc (b)	56,000	3,690,960
Gilead Sciences Inc	1,478,015	205,990,951
Immunome Inc (b)	74,700	1,633,689
Immunovant Inc (b)	141,394	3,512,227
Insmed Inc (b)	111,800	18,281,536
Kiniksa Pharmaceuticals International Plc Class A (b)	92,000	4,429,800
Kymera Therapeutics Inc (b)	287,200	23,920,888
Legend Biotech Corp ADR (b)	2,140,486	38,721,392
Madrigal Pharmaceuticals Inc (b)	3,000	1,570,410
Mirum Pharmaceuticals Inc (b)	8,500	785,229
Moderna Inc (b)	252,700	12,837,160
Natera Inc (b)	5,000	999,950
Nuvalent Inc Class A (b)	51,400	5,265,930
Praxis Precision Medicines Inc (b)	9,642	3,106,556
PTC Therapeutics Inc (b)	19,700	1,342,161
Regeneron Pharmaceuticals Inc	25,591	19,772,630
Roivant Sciences Ltd (b)	329,400	9,124,380
Soleno Therapeutics Inc (b)	118,884	3,980,236
United Therapeutics Corp (b)	9,000	5,336,820
Vaxcyte Inc (b)	252,000	14,643,720
Vertex Pharmaceuticals Inc (b)	13,501	6,028,737
		544,916,884
Health Care Equipment & Supplies - 1.6%
Artivion Inc (b)	99,956	3,660,389
Boston Scientific Corp (b)	1,831,247	114,910,749
Edwards Lifesciences Corp (b)	31,700	2,538,536
Glaukos Corp (b)	5,800	624,428
Globus Medical Inc Class A (b)	30,100	2,593,416
Insulet Corp (b)	16,794	3,524,053
Intuitive Surgical Inc (b)	209,401	96,531,767
iRhythm Technologies Inc (b)	67,500	7,966,350
Medline Inc Class A	753,200	33,517,400
Penumbra Inc (b)	128,365	42,151,215
ResMed Inc	5,300	1,189,744
Stryker Corp	182,533	59,978,518
TransMedics Group Inc (b)	589,600	58,612,136
		427,798,701
Health Care Providers & Services - 1.2%
CVS Health Corp	1,253,900	90,055,098
Ensign Group Inc/The	47,700	9,611,550
HCA Healthcare Inc	235,522	111,458,432
LifeStance Health Group Inc (b)	5,942,400	37,853,088
McKesson Corp	16,000	13,845,760
Tenet Healthcare Corp (b)	240,930	45,465,900
		308,289,828
Health Care Technology - 0.1%
Veeva Systems Inc Class A (b)	154,700	27,174,602
Life Sciences Tools & Services - 0.4%
Thermo Fisher Scientific Inc	188,900	92,850,017
Veterinary Emergency Group (b)(d)(e)(f)	155,147	15,261,810
		108,111,827
Pharmaceuticals - 2.2%
Eli Lilly & Co	548,253	504,266,662
GSK PLC	396,600	10,924,537
GSK PLC ADR	577,300	31,861,187
Jazz Pharmaceuticals PLC (b)	7,600	1,436,780
Johnson & Johnson	44,200	10,804,248
MBX Biosciences Inc (b)	286,900	8,563,965
Merck & Co Inc	106,978	12,868,384
Roche Holding AG	15,790	6,301,644
Structure Therapeutics Inc ADR (b)	161,200	7,769,840
		594,797,247
TOTAL HEALTH CARE		2,011,089,089
Industrials - 9.3%
Aerospace & Defense - 3.8%
Anduril Industries Inc Class B (d)(e)	10,795	688,073
Anduril Industries Inc Class C (d)(e)	5	319
ATI Inc (b)	111,900	16,276,974
Axon Enterprise Inc (b)	100,605	42,725,937
Beta Technologies Inc (g)	586,876	8,627,077
Beta Technologies Inc Class A (b)	164,200	2,413,740
Boeing Co (b)	879,596	175,065,992
Carpenter Technology Corp	73,061	28,796,993
FTAI Aviation Ltd	26,415	6,471,675
GE Aerospace	1,226,315	347,991,408
General Dynamics Corp	40,300	13,831,766
Howmet Aerospace Inc	321,000	73,977,660
Karman Holdings Inc (b)	349,157	27,950,018
L3Harris Technologies Inc	7,700	2,657,655
Loar Holdings Inc (b)(c)	21,598	1,237,349
Northrop Grumman Corp	26,300	17,942,912
Relativity Space Inc (b)(d)(e)	4,373	4,636
Relativity Space Inc warrants 11/1/2030 (b)(d)(e)	148	149
Rocket Lab Corp	63,044	4,048,686
RTX Corp	31,100	5,999,190
Space Exploration Technologies Corp (b)(d)(e)	295,472	155,592,600
Space Exploration Technologies Corp Class C (b)(d)(e)	91,159	48,003,418
StandardAero Inc (b)	13,647	352,502
Woodward Inc	31,749	11,363,602
York Space Systems Inc (c)	14,200	314,814
		992,335,145
Air Freight & Logistics - 0.0%
FedEx Corp	20,700	7,372,926
Zipline International Inc (b)(d)(e)	50,479	2,839,949
		10,212,875
Building Products - 0.3%
Simpson Manufacturing Co Inc	3,700	634,994
Tecnoglass Inc	1,008,580	44,932,239
Trane Technologies PLC	92,320	38,473,437
		84,040,670
Commercial Services & Supplies - 0.5%
Cintas Corp	8,909	1,506,868
Clean Harbors Inc (b)	5,800	1,663,034
GFL Environmental Inc Subordinate Voting Shares	819,685	34,193,315
GFL Environmental Inc Subordinate Voting Shares (United States)	2,136,800	89,147,296
		126,510,513
Construction & Engineering - 0.7%
API Group Corp (b)	187,600	7,601,552
Comfort Systems USA Inc	2,700	3,723,273
Construction Partners Inc Class A (b)	107,500	11,945,400
EMCOR Group Inc	166,050	122,596,376
Legence Corp Class A	76,100	4,296,606
Quanta Services Inc	53,100	29,152,962
		179,316,169
Electrical Equipment - 2.0%
Bloom Energy Corp Class A (b)	19,000	2,574,310
Eaton Corp PLC	104,676	37,439,465
Forgent Power Solutions Inc Class A (c)	394,000	11,532,380
GE Vernova Inc	413,219	360,698,865
Nextpower Inc Class A (b)	676,715	81,577,993
nVent Electric PLC	12,700	1,502,156
Vertiv Holdings Co Class A	38,800	9,722,504
		505,047,673
Ground Transportation - 0.1%
Old Dominion Freight Line Inc	81,200	15,866,480
Industrial Conglomerates - 0.2%
3M Co	423,877	61,559,657
Machinery - 1.7%
Allison Transmission Holdings Inc	578,200	67,684,092
Caterpillar Inc	4,600	3,258,916
Deere & Co	36,664	20,652,831
Ingersoll Rand Inc	778,900	62,405,468
PACCAR Inc	35,600	4,111,800
Parker-Hannifin Corp	190,860	170,865,507
RBC Bearings Inc (b)	29,073	15,790,128
Symbotic Inc Class A (b)(c)	156,800	8,341,760
Westinghouse Air Brake Technologies Corp	436,075	108,979,503
		462,090,005
Passenger Airlines - 0.0%
Delta Air Lines Inc	52,000	3,456,959
Professional Services - 0.0%
CACI International Inc (b)	4,400	2,393,028
UL Solutions Inc Class A	90,153	7,727,014
		10,120,042
Trading Companies & Distributors - 0.0%
Ferguson Enterprises Inc	10,600	2,472,556
Herc Holdings Inc	21,300	2,120,415
QXO Inc (b)(c)	188,993	3,670,244
		8,263,215
TOTAL INDUSTRIALS		2,458,819,403
Information Technology - 24.7%
Communications Equipment - 0.7%
Arista Networks Inc (b)	1,287,844	158,121,486
Ciena Corp (b)	24,700	9,589,281
Cisco Systems Inc	16,500	1,280,235
Lumentum Holdings Inc (b)	15,900	11,173,884
		180,164,886
Electronic Equipment, Instruments & Components - 2.0%
Amphenol Corp Class A	3,226,842	407,711,487
Coherent Corp (b)	215,933	51,437,400
Corning Inc	197,300	26,826,881
Jabil Inc	42,221	11,215,164
Keysight Technologies Inc (b)	4,800	1,355,376
Mirion Technologies Inc Class A (b)	1,197,675	22,264,778
OSI Systems Inc (b)	20,600	5,469,506
Sanmina Corp (b)	10,427	1,351,756
TD SYNNEX Corp	8,500	1,434,035
Vast Data Ltd (b)(h)	119,399	6,942,706
		536,009,089
IT Services - 0.3%
Accenture PLC Class A	6,600	1,308,713
Cloudflare Inc Class A (b)	116,149	23,966,185
Snowflake Inc (b)	179,613	27,089,233
Twilio Inc Class A (b)	298,600	37,569,852
		89,933,983
Semiconductors & Semiconductor Equipment - 13.5%
Advanced Micro Devices Inc (b)	110,590	22,497,324
Analog Devices Inc	82,313	26,187,058
Applied Materials Inc	30,900	10,561,311
ARM Holdings PLC ADR (b)	71,867	10,872,040
Astera Labs Inc (b)	133,300	14,609,680
Broadcom Inc	977,354	302,500,837
Intel Corp (b)	310,650	13,708,985
KLA Corp	19,835	29,205,252
Lam Research Corp	748,600	159,945,876
MACOM Technology Solutions Holdings Inc (b)	289,800	64,355,886
Marvell Technology Inc	1,019,000	100,931,950
Micron Technology Inc	164,877	55,702,046
Monolithic Power Systems Inc	43,559	47,625,233
NVIDIA Corp	15,425,582	2,690,221,501
Rambus Inc (b)	25,690	2,210,110
SiTime Corp (b)	13,698	4,730,604
Teradyne Inc	4,300	1,274,777
		3,557,140,470
Software - 5.9%
Applied Intuition Inc Class A (b)(d)(e)	16,246	1,539,146
Autodesk Inc (b)	435,600	104,282,640
BitMine Immersion Technologies Inc (c)	53,300	1,054,274
Cadence Design Systems Inc (b)	117,321	32,599,986
Canva Inc Class A (b)(d)(e)	18,718	25,209,215
Circle Internet Group Inc Class A	25,716	2,453,564
Figma Inc Class A (c)	2,313,994	48,917,833
Fortinet Inc (b)	29,561	2,415,725
Guidewire Software Inc (b)	52,300	7,821,988
JFrog Ltd (b)	448,800	21,062,184
Microsoft Corp	2,753,240	1,019,166,851
OpenAI Group Pbc Class A (d)(e)	2,300	1,581,687
Palantir Technologies Inc Class A (b)	90,411	13,225,321
Palo Alto Networks Inc (b)	552,700	88,608,864
Riot Platforms Inc (b)	342,200	4,229,592
Roper Technologies Inc	85,300	30,184,258
Rubrik Inc Class A (b)	439,700	21,532,109
Samsara Inc Class A (b)(c)	1,196,484	37,916,578
Stripe LLC Class B (b)(d)(e)	74,500	4,693,500
Synopsys Inc (b)	150,200	59,551,296
Tanium Inc Class B (b)(d)(e)	350,002	2,712,516
Via Transportation Inc Class A (b)(c)	34,881	523,215
Zoom Communications Inc Class A (b)	431,678	34,702,594
		1,565,984,936
Technology Hardware, Storage & Peripherals - 2.3%
Apple Inc	1,780,400	451,847,717
Dell Technologies Inc Class C	116,649	19,145,600
GPGI Inc Class A	201,522	3,446,026
Seagate Technology Holdings PLC	36,400	14,260,064
Western Digital Corp	456,200	123,397,538
		612,096,945
TOTAL INFORMATION TECHNOLOGY		6,541,330,309
Materials - 0.4%
Chemicals - 0.0%
CF Industries Holdings Inc	23,500	3,051,240
Corteva Inc	352,449	29,503,506
Ecolab Inc	4,064	1,081,105
		33,635,851
Construction Materials - 0.2%
CRH PLC	32,900	3,458,448
James Hardie Industries PLC (b)	2,684,400	50,842,536
Martin Marietta Materials Inc	11,640	6,852,235
		61,153,219
Metals & Mining - 0.2%
Ivanhoe Electric Inc / US (b)	758,898	8,970,174
MP Materials Corp (b)(c)	552,165	26,647,483
Newmont Corp	22,300	2,413,975
Steel Dynamics Inc	44,378	7,988,040
		46,019,672
TOTAL MATERIALS		140,808,742
Real Estate - 0.8%
Health Care REITs - 0.5%
Welltower Inc	704,600	139,306,466
Industrial REITs - 0.0%
Prologis Inc	10,200	1,348,236
Real Estate Management & Development - 0.3%
CBRE Group Inc Class A (b)	472,800	64,045,488
Compass Inc Class A (b)	2,847,100	20,812,301
		84,857,789
Specialized REITs - 0.0%
Fermi Inc (c)	219,100	1,279,544
TOTAL REAL ESTATE		226,792,035
Utilities - 1.2%
Electric Utilities - 1.1%
American Electric Power Co Inc	133,358	17,480,567
Constellation Energy Corp	295,055	82,394,109
Entergy Corp	1,492,000	167,641,120
NRG Energy Inc	215,380	31,475,633
		298,991,429
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Corp	155,984	23,449,074
TOTAL UTILITIES		322,440,503
TOTAL UNITED STATES		22,791,155,483
URUGUAY - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Dlocal Ltd/Uruguay Class A	103,000	1,335,909
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd (b)	202,000	4,829,646
TOTAL COMMON STOCKS (Cost $12,530,097,139)		25,319,180,124

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Tenstorrent Holdings Inc 15% 12/31/2026 (d)(e) (Cost $903,400)	903,400	899,425

Convertible Preferred Stocks - 3.0%
	Shares	Value ($)
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Bytedance Ltd Series E1 (b)(d)(e)	60,761	16,446,787
FINLAND - 0.0%
Health Care - 0.0%
Health Care Technology - 0.0%
Oura Health Oy Series E (d)(e)	159,275	9,403,596
ISRAEL - 0.0%
Industrials - 0.0%
Electrical Equipment - 0.0%
Element Labs Inc Series B (d)(e)	68,800	653,600
UNITED STATES - 2.9%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Rad Power Bikes Inc Series A (b)(d)(e)	52,367	0
Rad Power Bikes Inc Series C (b)(d)(e)	206,059	2
Rad Power Bikes Inc Series D (b)(d)(e)	277,030	3
Waymo LLC Series C2 (b)(d)(e)	115,088	18,911,261
Waymo LLC Series D-2 (d)(e)	30,600	5,028,192
		23,939,458
Hotels, Restaurants & Leisure - 0.0%
Discord Inc Series I (b)(d)(e)	25,000	557,000
TOTAL CONSUMER DISCRETIONARY		24,496,458
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands Inc Series G (b)(d)(e)	5,376	182,998
GoBrands Inc Series H (b)(d)(e)	6,820	298,921
TOTAL CONSUMER STAPLES		481,919
Financials - 0.0%
Financial Services - 0.0%
Tenstorrent Holdings Inc Series C1 (b)(d)(e)	62,943	3,823,158
Health Care - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (b)(d)(e)	515,200	947,968
Kardigan Inc Series B (d)(e)	76,144	1,626,436
		2,574,404
Health Care Providers & Services - 0.0%
Lyra Health Inc Series E (b)(d)(e)	229,170	1,863,152
Lyra Health Inc Series F (b)(d)(e)	6,800	55,284
Somatus Inc Series E (b)(d)(e)	1,539	1,974,768
		3,893,204
TOTAL HEALTH CARE		6,467,608
Industrials - 2.1%
Aerospace & Defense - 2.0%
Anduril Industries Inc Series G (d)(e)	102,000	6,501,480
Space Exploration Technologies Corp Series G (b)(d)(e)	7,336	38,630,642
Space Exploration Technologies Corp Series J (b)(d)(e)	49,518	260,756,837
Space Exploration Technologies Corp Series N (b)(d)(e)	39,568	208,361,131
		514,250,090
Air Freight & Logistics - 0.1%
Zipline International Inc Series E (b)(d)(e)	132,331	7,444,942
Zipline International Inc Series F (b)(d)(e)	90,550	5,094,343
Zipline International Inc Series G (b)(d)(e)	80,131	4,508,170
Zipline International Inc Series H (d)(e)	117,800	6,627,428
		23,674,883
TOTAL INDUSTRIALS		537,924,973
Information Technology - 0.7%
Electronic Equipment, Instruments & Components - 0.1%
Cerebras Systems Inc Series G (d)(e)	386,200	34,379,524
Cerebras Systems Inc Series H (d)(e)	45,000	4,005,900
Vast Data Ltd Series F (d)(e)	17,982	1,064,894
		39,450,318
Software - 0.6%
Anthropic PBC Series E (b)(d)(e)	20,500	5,312,370
Anthropic PBC Series F (d)(e)	78,100	20,238,834
Anthropic PBC Series G (d)(e)	61,200	15,859,368
Applied Intuition Inc Series A2 (b)(d)(e)	19,169	1,816,071
Applied Intuition Inc Series B2 (b)(d)(e)	9,243	875,681
Databricks Inc Series L (d)(e)	39,181	6,468,783
MOLOCO Inc Series A (b)(d)(e)	44,901	3,168,215
Nuro Inc/DE Series C (b)(d)(e)	305,791	3,345,354
Nuro Inc/DE Series D (b)(d)(e)	63,961	809,746
Nuro Inc/DE Series E (b)(d)(e)	105,761	1,151,737
OpenAI Group Pbc Series A-2 (d)(e)	66,738	45,895,055
OpenAI Group Pbc Series A-3 (d)(e)	22,359	15,376,061
Stripe LLC Series H (b)(d)(e)	30,400	1,915,200
Stripe LLC Series I (b)(d)(e)	203,647	12,829,761
World Labs Technologies Inc Series C (d)(e)	17,984	5,667,118
World Labs Technologies Inc Series C PRIME (d)(e)	13,807	4,662,072
		145,391,426
TOTAL INFORMATION TECHNOLOGY		184,841,744
TOTAL UNITED STATES		758,035,860
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $228,930,359)		784,539,843

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc 8% 12/31/2199 (d)(e) (Cost $384,164)	384,164	89,510

Money Market Funds - 2.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	3.69	416,124,556	416,207,782
Fidelity Securities Lending Cash Central Fund (i)(j)	3.69	197,593,438	197,613,197
TOTAL MONEY MARKET FUNDS (Cost $613,816,070)			613,820,979

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $13,374,131,132)	26,718,529,881
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(189,931,282)
NET ASSETS - 100.0%	26,528,598,599

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,171,875,958 or 4.4% of net assets.

(e)	Level 3 security.
(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $8,627,077 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $14,804,937.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Anduril Industries Inc Class B	6/16/2025	441,330

Anduril Industries Inc Class C	6/16/2025	203

Anduril Industries Inc Series G	4/17/2025	4,170,046

Anthropic PBC Series E	2/14/2025	1,149,772

Anthropic PBC Series F	8/18/2025	11,009,570

Anthropic PBC Series G	1/27/2026	15,859,148

Applied Intuition Inc Class A	7/2/2024 - 6/16/2025	1,086,380

Applied Intuition Inc Series A2	7/2/2024	1,144,292

Applied Intuition Inc Series B2	7/2/2024	551,760

Bending Spoons SpA Class C	10/9/2025	1,923,408

Bytedance Ltd Series E1	11/18/2020	6,657,837

Canva Inc Class A	3/18/2024 - 11/12/2025	25,148,622

Cerebras Systems Inc Series G	9/19/2025	13,992,953

Cerebras Systems Inc Series H	1/30/2026	4,005,702

Chobani Inc Class A	10/14/2025	5,841,161

Databricks Inc Series L	12/18/2025	7,444,390

Discord Inc Series I	9/15/2021	1,376,561

EchoStar Corp	9/30/2024	18,072,397

Element Labs Inc Series B	6/27/2025	603,988

ElevateBio LLC Series C	3/9/2021	2,161,264

Epic Games Inc	7/13/2020 - 7/30/2020	10,838,175

Fanatics Inc Class A	8/13/2020 - 12/15/2021	7,999,411

GoBrands Inc Series G	3/2/2021	1,342,480

GoBrands Inc Series H	7/22/2021	2,649,506

Kardigan Inc Series B	10/9/2025	1,626,823

Lyra Health Inc Series E	1/14/2021	2,098,418

Lyra Health Inc Series F	6/4/2021	106,790

MOLOCO Inc Series A	6/26/2023	2,694,060

Nuro Inc/DE Series C	10/30/2020	3,991,980

Nuro Inc/DE Series D	10/29/2021	1,333,313

Nuro Inc/DE Series E	4/1/2025	1,353,052

OpenAI Group Pbc Class A	9/3/2025	988,999

OpenAI Group Pbc Series A-2	9/30/2024	12,537,443

OpenAI Group Pbc Series A-3	4/11/2025	6,861,704

Oura Health Oy Series E	9/24/2025	8,532,362

Rad Power Bikes Inc	1/21/2021	1,937,611

Rad Power Bikes Inc 8% 12/31/2199	10/6/2023	384,164

Rad Power Bikes Inc Series A	1/21/2021	252,610

Rad Power Bikes Inc Series C	1/21/2021	993,996

Rad Power Bikes Inc Series D	9/17/2021	2,655,000

Rad Power Bikes Inc warrants 10/6/2033	10/6/2023	0

Relativity Space Inc	5/27/2021 - 11/14/2023	7,171,259

Relativity Space Inc warrants 11/1/2030	11/14/2023 - 3/24/2025	0

Revolut Group Holdings Ltd	12/27/2024 - 1/28/2026	13,345,869

Somatus Inc Series E	1/31/2022	1,342,985

Space Exploration Technologies Corp	2/16/2021 - 12/19/2025	34,715,961

Space Exploration Technologies Corp Class C	7/1/2024 - 7/14/2025	17,632,308

Space Exploration Technologies Corp Series G	9/7/2023	5,942,160

Space Exploration Technologies Corp Series J	9/7/2023	40,109,580

Space Exploration Technologies Corp Series N	8/4/2020	10,683,360

Starling Bank Ltd	6/18/2021 - 4/5/2022	5,186,912

Stripe LLC Class B	5/18/2021	2,989,564

Stripe LLC Series H	3/15/2021	1,219,800

Stripe LLC Series I	3/20/2023 - 5/12/2023	4,100,257

Tanium Inc Class B	9/18/2020	3,988,343

Tenstorrent Holdings Inc 15% 12/31/2026	2/25/2026	903,400

Tenstorrent Holdings Inc Series C1	4/23/2021	3,742,264

Vast Data Ltd Series F	2/27/2026	1,307,001

Veterinary Emergency Group	9/16/2021 - 11/13/2023	5,852,519

Waymo LLC Series C2	10/18/2024	9,000,031

Waymo LLC Series D-2	2/2/2026	5,028,067

World Labs Technologies Inc Series C	2/17/2026	4,680,129

World Labs Technologies Inc Series C PRIME	2/17/2026	4,671,048

Zipline International Inc	10/12/2021	1,817,244

Zipline International Inc Series E	12/21/2020	4,317,881

Zipline International Inc Series F	4/11/2023	3,639,847

Zipline International Inc Series G	6/7/2024	3,361,199

Zipline International Inc Series H	12/3/2025	6,627,930

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Beta Technologies Inc	5/4/2026

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	327,711,217	1,274,497,402	1,186,000,837	3,376,765	(14,202)	14,202	416,207,782	416,124,556	0.7%
Fidelity Securities Lending Cash Central Fund	228,764,217	605,147,918	636,298,938	147,259	-	-	197,613,197	197,593,438	0.6%
Total	556,475,434	1,879,645,320	1,822,299,775	3,524,024	(14,202)	14,202	613,820,979

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's consolidated schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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